LEASES - Supplemental cash flows information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Operating cash outflows from operating leases	$ 13,522	$ 21,051	$ 34,752	[1]	$ 16,085	[1]	$ 56,024	[1]
Operating leases	$ 2,640	$ 24,699	$ 42,707		$ 76,584		$ 56,610
Maximum
Lessee, Lease, Description [Line Items]
Lease term			50 years
Minimum
Lessee, Lease, Description [Line Items]
Lease term			40 years		40 years		40 years
Use Rights
Lessee, Lease, Description [Line Items]
Prepayments for land use right			$ 10,900		$ 0		$ 49,237

[1]	For the years ended December 31, 2023, 2022 and 2021, this amount includes prepayments for land use rights of US$10,900, nil and US$49,237, respectively, with lease terms of 40 years to 50 years.